Commitments and Contingencies (Contingencies, Narrative) (Details) (USD $)		1 Months Ended
	Dec. 31, 2013	Nov. 14, 2013 Shareholder Class Action Lawsuit against NQ Mobile [Member] lawsuits
Loss Contingencies [Line Items]
Number of lawsuit filed		6
Accrual for contingency loss	$ 0